UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2002

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
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           One Maritime Plaza, Suite 1400
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           San Francisco, CA  94111
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Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Partner
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     13 NOVEMBER 2002
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       16
                                             ---------------
Form 13F Information Table Value Total:       $507,907
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                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
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Apogent Technologies, Inc.     COM       03760A101     1,408       75,500     Sh           Sole      N/A        75,500
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Autodesk, Inc.                 COM       052769106    58,968    4,654,200     Sh           Sole      N/A     4,654,200
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Copart, Inc.                   COM       217204106    18,524    1,707,300     Sh           Sole      N/A     1,707,300
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Gartner Group, Inc.            COM       366651107    49,192    6,073,100     Sh           Sole      N/A     6,073,100
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Gartner Group, Inc.            CL B      366651206    29,432    3,679,046     Sh           Sole      N/A     3,679,046
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Insurance Auto Auctions, Inc.  COM       457875102    28,197    1,866,000     Sh           Sole      N/A     1,866,000
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Interactive Data Corp          COM       45840J107     2,451      200,100     Sh           Sole      N/A       200,100
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LeCroy Corp                    COM       52324W109    13,216    1,475,072     Sh           Sole      N/A     1,475,072
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Lifeline Systems, Inc.         COM       532192101    27,700    1,259,100     Sh           Sole      N/A     1,259,100
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Lincare Holdings, Inc.         COM       532791100    44,772    1,442,400     Sh           Sole      N/A     1,442,400
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Martha Stewart Living          COM       573083102    29,512    4,216,009     Sh           Sole      N/A     4,216,009
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McGrath RentCorp               COM       580589109     9,618      472,200     Sh           Sole      N/A       472,200
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MedQuist, Inc.                 COM       584949101    51,265    2,184,500     Sh           Sole      N/A     2,184,500
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Mentor Corp                    COM       587188103    90,768    2,847,200     Sh           Sole      N/A     2,847,200
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Per-Se Technologies            COM       713569309    38,879    3,935,131     Sh           Sole      N/A     3,935,131
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Key3Media Group, Inc.          PFD       9395689      14,000    1,000,000     Sh           Sole      N/A     1,000,000
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